ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

NOTE 4. ACQUISITIONS

IAHGames

In July 2010, we began consolidating Infocomm Asia Holdings Pte Ltd. (”IAHGames”), an online game operator, publisher and distributor in Southeast Asia. We acquired IAHGames in order to enhance our position in the online game market in Southeast Asia and strengthen our online entertainment product portfolio. This primary factor among others, contributed to a purchase price in excess of the fair market value of the net tangible assets and intangible assets acquired.

As of December 31, 2010 and 2011, we owned 5,982,230 Class A preferred shares and 1,208,881 Class B preferred shares of IAHGames, which represents a controlling financial interest of 80 percent of the total outstanding voting rights of IAHGames. The preferred shares (Class A) are convertible into ordinary shares of IAHGames at a conversion rate of 10 Class A shares for 1 ordinary share. The preferred shares (Class B) are convertible into ordinary shares of IAHGames at a conversion rate of 1 Class B share for 1 ordinary share.

Our acquisitions of IAHGames during the period from 2006 to 2011 are summarized as follows:

Date of acquisition	Amount		Description	Accumulated voting interest at those points in time
December 2006	$5,750	*	Purchased 500,000 convertible voting preferred shares-Class B	32.26%
May 2010	$2,192	**	Purchased 208,881 convertible voting preferred shares-Class B	40.30%
July 2010	$4,500	***	Purchased 6,000,000 convertible voting preferred shares-Class A	57.87%
July 2010	$10,000	****	Subscribed to 500,000 convertible voting preferred shares-Class B and transferred 17,770 convertible voting preferred shares – Class A	80.00%

*	The original investment amount of $10 million was written down to $5.8 million, resulting from an impairment charge of $4.2 million recorded in 2009.
**	We purchased 208,881 Class B preference shares of IAHGames from Bodhi Investment LLC in exchange for 866,373 shares of GigaMedia’s common stock at a market price of US$2.53 on the issuance date.
***	We purchased 3,000,000 Class A preference shares of IAHGames from Infocomm Investments Pte Ltd for an aggregate consideration of US$1.5 million in cash. We also purchased 3,000,000 Class A preference shares of IAHGames from China Interactive Limited for an aggregate consideration of US$3 million in cash.
****	We subscribed to 500,000 Class B preference shares of IAHGames for a consideration of US$10 million in cash. We also transferred 17,770 Class A preference shares of IAHGames to Roland Ong Toon Wah, CEO of IAHGames.

In connection with the step acquisitions through July 2010, we recorded goodwill of approximately $12.2 million. Such goodwill amount is non-deductible for tax purposes. Since July 1, 2010, the results of IAHGames’ operations have been included in our Consolidated Financial Statements under the Asian online game and service business.

The purchase price allocation was based on management’s estimate of the fair value of IAHGames in connection with the acquisitions. The purchase price allocation of the acquisition was as follows:

(in US$ thousands)	Amortization life (in years)	Amount
Cash acquired		$9,070
Accounts receivable		5,715
Other current assets		5,129
Equity method investments		20,319
Fixed assets / non-current assets		721
Non-compete contracts	3	387
Favorable lease right	13.5	2,861
Prepaid licensing and royalty fees	1.75 ~ 4	1,010
Goodwill		12,188

Total assets acquired		57,400

Current liabilities		23,304
Noncurrent liabilities		9,145

Total liabilities assumed		32,449

Preferred shares (Class A)		(1,317)
Noncontrolling interest		(1,192)

Total purchase price		$22,442

The following unaudited pro-forma information presents a summary of the results of operations of our Company for the years ended December 31, 2009 and 2010 as if we controlled 80 percent of the total outstanding voting rights of IAHGames and consolidated IAHGames as of the beginning of the periods presented.

(in US$ thousands,
except per share figures)	Year ended December 31
	2009	2010
	Unaudited	Unaudited
Net revenue	$165,883	$69,403
Loss from operations	(41,812)	(50,378)
Net loss	(56,226)	(1,570)
Net (loss) income attributable to GigaMedia	(49,574)	255
Basic (loss) earnings per share attributable to GigaMedia	(0.89)	0.00
Diluted (loss) earnings per share attributable to GigaMedia	(0.89)	0.00

The unaudited pro-forma supplemental information is based on estimates and assumptions, which we believe are reasonable; it is not necessarily indicative of the consolidated financial position or results of operations in future periods or the results that actually would have been realized had we been a consolidated company during all of 2009 and 2010. The above unaudited pro-forma financial information includes adjustments for the amortization of identified intangible assets with definite lives.

Monsoon

We, through IAHGames, made an equity investment in Monsoon Online Pte Ltd (“Monsoon”), an operator and distributor of online games in Southeast Asia, in connection with our acquisition of a controlling financial interest in IAHGames with effect from July 1, 2010. In connection with a strategic alliance, Monsoon entered into various agreements with a game licensor to distribute selected games in Southeast Asia (collectively referred to as the “Distribution Partnership”). Although IAHGames owns 100 percent of the common stock of Monsoon, we decided not to consolidate Monsoon at the time of the acquisition as the game licensor had substantive participating rights in Monsoon’s business operations pursuant to Monsoon’s management agreement. In September 2011, IAHGames, Monsoon and the game licensor entered into an agreement whereby all parties agreed to terminate early Monsoon’s management agreement and other agreements with the game licensor which had granted the licensor the abovementioned substantive participating rights in connection with Monsoon. The agreement was effective from August 31, 2011. Starting from September 1, 2011, IAHGames had effective control over Monsoon and therefore we have consolidated Monsoon since that date.

The agreement was effective from the third quarter of 2011. In January 2012, IAHGames’ and Monsoon’s commitments under the Distribution Partnership with the game licensor were fully terminated. The execution and closing of this agreement resulted in the following significant financial statement impacts:

(in US$ thousands)	Amount
Gain on cancellation of warrant liabilities	$665
Gain on reversal of impairment of prepaid expenses	1,347

$2,012